united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22756

Advisor Preferred Trust

(Exact name of registrant as specified in charter)

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 9/30/15

Item 1. Schedule of Investments.

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015
Principal Amount ($)			Yield (b)	Maturity	Value
	BONDS & NOTES - 10.1%
	AGRICULTURE - 0.3%
125,000	Reynolds American, Inc.		1.0500%	10/30/2015	$ 125,000

	AUTO MANUFACTURER - 0.3%
125,000	Ford Motor Credit Co. LLC		2.5000	1/15/2016	125,587

	BANKS - 2.9%
150,000	Bank of America Corp.		6.0500	5/16/2016	154,286
125,000	Citigroup, Inc.		1.8500	11/24/2017	125,293
125,000	Comerica Bank		5.7500	11/21/2016	131,139
156,000	Credit Suisse		6.0000	2/15/2018	169,903
150,000	Deutsche Bank AG		1.3500	5/30/2017	149,145
150,000	Fifth Third Bancorp		4.5000	6/1/2018	159,585
125,000	Goldman Sachs Group, Inc.		5.6250	1/15/2017	131,279
125,000	JPMorgan Chase & Co.		6.1250	6/27/2017	134,348
					1,154,978
	BIOTECHNOLOGY - 0.4%
150,000	Celgene Corp.		2.3000	8/15/2018	151,837

	COMMERCIAL SERVICES - 0.8%
150,000	Catholic Health Services		1.6000	11/1/2017	149,592
150,000	Western Union Co.		2.8750	12/10/2017	153,212
					302,804
	COMPUTER - 0.4%
150,000	Hewlett-Packard Co.		3.3000	12/9/2016	153,062

	HEALTHCARE - PRODUCTS - 0.7%
125,000	Baxter International, Inc.		0.9500	6/1/2016	125,063
150,000	Becton Dickinson and Co.		1.8000	12/15/2017	150,657
					275,720
	HOME FURNISHINGS - 0.4%
150,000	Whirlpool Corp.		7.7500	7/15/2016	157,701

	INSURANCE - 0.3%
100,000	Prudential Financial, Inc.		3.0000	5/12/2016	101,220

	INTERNET - 0.3%
125,000	eBay, Inc.		1.3500	7/15/2017	124,289

	LODGING - 0.3%
125,000	Starwood Hotels & Resorts Worldwide, Inc.		6.7500	5/15/2018	138,607

	MEDIA - 0.6%
125,000	Time Warner Cable, Inc.		5.8500	5/1/2017	132,293
125,000	Viacom, Inc.		2.5000	9/1/2018	125,660
					257,953
	OIL & GAS - 0.3%
125,000	Murphy Oil Corp.		2.5000	12/1/2017	122,046

	OIL & GAS SERVICE - 0.4%
150,000	Cameron International Corp.		1.1500	12/15/2016	149,522

	PHARMACEUTICAL - 0.3%
125,000	AbbVie, Inc.		1.1200	11/6/2015	125,054

	REITS - 0.4%
150,000	Welltower, Inc.		6.2000	6/1/2016	154,644

	RETAIL - 0.3%
125,000	Staples, Inc.		2.7500	1/12/2018	126,184
The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015
Principal Amount ($)			Yield (b)	Maturity	Value

	TELECOMMUNICATIONS - 0.7%
150,000	AT&T, Inc.		1.7000%	6/1/2017	$ 150,562
125,000	Verizon Communications, Inc.		2.0000	11/1/2016	126,328
					276,890

	TOTAL BONDS & NOTES (Cost - $4,031,795)				4,023,098

	CERTIFICATES OF DEPOSIT - 14.5%
	AUTO MANUFACTURER - 0.3%
125,000	BMW Bank of North America		1.2500	3/12/2018	124,928

	BANKS - 13.6%
125,000	Ally Bank		0.9000	8/22/2016	125,399
125,000	Ally Bank		1.2500	2/26/2018	124,986
125,000	Ally Bank		1.7000	10/1/2018	124,959
150,000	American Express Bank FSB		1.7000	7/16/2018	149,568
125,000	American Express Centurion Bank		1.2500	4/30/2018	124,338
125,000	American Express Centurion Bank		1.3500	5/21/2018	124,103
125,000	American Express Centurion Bank		1.5500	6/18/2018	123,956
125,000	Bank of Baroda		0.4500	12/10/2015	125,053
125,000	Bank of China Ltd.		0.5000	3/4/2016	125,086
125,000	Bank of India		0.5500	3/9/2016	125,114
125,000	Berkshire Bank		0.6500	9/30/2016	125,183
125,000	Bremer Bank NA		45.0000	4/1/2016	125,146
150,000	Capital One NA		1.7500	8/27/2018	150,194
125,000	Cathay Bank		0.4000	2/26/2016	125,036
125,000	CIT Bank		1.5500	10/2/2017	125,974
125,000	Comenity Capital Bank		1.7500	8/10/2018	125,206
125,000	Community & Southern Bank		0.6000	10/14/2016	125,110
125,000	Compass Bank		0.8500	1/17/2017	124,935
125,000	Discover Bank		1.3500	2/15/2017	127,077
125,000	Discover Bank		1.6000	9/5/2017	124,882
125,000	EagleBank		0.8500	2/21/2017	125,158
125,000	Ever Bank		0.8000	4/13/2017	125,054
125,000	First Business Bank		1.1500	4/2/2018	124,077
125,000	First Niagara Bank NA		0.9000	3/13/2017	125,070
125,000	FirstBank Puerto Rico		0.7000	2/16/2016	125,174
125,000	FirstBank Puerto Rico		1.7500	8/31/2018	125,109
125,000	GE Capital Bank		1.7500	8/3/2017	126,456
125,000	Goldman Sachs Bank USA		0.7000	9/6/2016	125,158
125,000	Goldman Sachs Bank USA		0.9500	3/6/2017	125,160
125,000	Iberiabank		1.0000	10/16/2017	124,893
125,000	JPMorgan Chase Bank NA		1.3000	3/13/2018	124,946
125,000	Pacific Western Bank		0.4500	12/18/2015	125,056
125,000	Paragon Commercial Bank		0.5000	7/5/2016	125,171
125,000	Sallie Mae Bank		1.7000	8/22/2017	126,565
125,000	Santander Bank NA		0.3500	1/4/2016	125,075
126,000	Security State Bank		0.4000	4/15/2016	125,152
125,000	State Bank of India		2.0000	8/12/2016	127,590
125,000	Synchrony Bank		1.8000	7/27/2017	126,578
125,000	Synovus Bank		0.8000	4/10/2017	125,063
125,000	Transpostion Alliance Bank, Inc.		0.6000	10/7/2016	125,122
200,000	WebBank		1.0000	9/27/2017	124,933
200,000	World's Foremost Bank		1.6000	6/25/2018	198,317
					5,382,182
The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015
Principal Amount ($)			Yield (b)	Maturity	Value
	DIVERSIFIED FINANCIAL SERVICES - 0.6%
125,000	Capital One Bank USA		1.3500%	1/2/2018	$ 124,863
125,000	Capital One Bank USA		1.6000	7/2/2018	124,375
					249,238

	TOTAL CERTIFICATES OF DEPOSIT (Cost - 5,758,959)				5,756,348

Shares	EXCHANGE TRADED FUNDS - 63.0%
	COMMODITY FUND - 0.8%
3,053	SPDR Gold Shares (a) *				326,244

	DEBT FUNDS - 62.2%
63,100	Guggenheim BulletShares 2015 Corporate Bond ETF				1,364,853
61,400	Guggenheim BulletShares 2016 Corporate Bond ETF				1,362,466
61,100	Guggenheim BulletShares 2017 Corporate Bond ETF				1,386,359
64,300	Guggenheim BulletShares 2018 Corporate Bond ETF				1,364,124
27,200	Guggenheim Enhanced Short Duration ETF				1,361,360
13,000	iShares 1-3 Year Credit Bond ETF				1,366,690
27,000	iShares Floating Rate Bond ETF				1,362,150
12,800	iShares Short Maturity Bond ETF				641,152
12,900	iShares Short-Term National AMT-Free Muni Bond ETF				1,366,497
55,100	Market Vectors Investment Grade Floating Rate Bond ETF				1,364,276
55,000	Market Vectors Short High-Yield Municipal Index ETF				1,367,850
77,900	Market Vectors Short Municipal ETF				1,363,250
13,700	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund				1,380,275
27,100	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund				1,363,401
44,900	SPDR Barclays Investment Grade Floating Rate ETF				1,367,654
44,700	SPDR Barclays Short Term Corporate Bond ETF				1,364,244
55,900	SPDR Nuveen Barclays Short Term Municipal Bond ETF				1,361,724
21,600	SPDR SSgA Ultra Short Term Bond ETF				863,568
16,900	Vanguard Short-Term Bond ETF				1,358,591
					24,730,484

	TOTAL EXCHANGE TRADED FUNDS (Cost - $25,115,463)				25,056,728

	SHORT-TERM INVESTMENTS - 6.0%
	MONEY MARKET FUND - 6.0%
	Fidelity Institutional Money Market Funds - Government Portfolio - Class I 0.01% (a,b)
2,368,575	(Cost - $2,368,575)				2,368,575

	TOTAL INVESTMENTS - 93.6% (Cost - $37,274,792) (c)				$ 37,204,749
	OTHER ASSETS LESS LIABILITIES - 6.4%				2,531,999
	NET ASSETS - 100.0%				$ 39,736,748

	ETF - Exchange Traded Fund
	REIT - Real Estate Investment Trust
*	Non-Income producing investment.
(a)	All or part of this instrument is a holding of GBSF Fund Limited.
(b)	Represents annualized yield at date of purchase for discount securities and coupon for coupon based securities.
(c)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2015.
(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $37,423,461 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:		$ 14,794
			Unrealized Depreciation:		(233,506)
			Net Unrealized Depreciation:		$ (218,712)

	FUTURES CONTRACT
	OPEN LONG FUTURES CONTRACT
Number of				Notional Value at	Unrealized
Contracts	Issue	Exchange	Expiration	September 30, 2015	Appreciation
355	Gold 100oz Future (a)	NY Comex	December-15	$ 39,600,250	$ 695,654

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

The following is a summary of significant accounting policies followed by the Fund in preparation of its Consolidated Portfolio of Investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities are valued each day at the last quoted sales price on each security's primary exchange at 1:30 p.m. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean of the ask and bid price on the primary exchange at 1:30 p.m. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ price as of 1:30 p.m. In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last bid price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost.

GBSF Fund Limited (“GBSF Ltd.”) is a wholly-owned foreign subsidiary of the Fund that can invest in Gold-bullion related exchange traded funds (“ETFs”), exchange traded notes (“ETNs”), physical gold bullion and derivatives. See “Consolidation of Subsidiaries” for additional information.

The Fund may hold securities, such as private Investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investment
Bonds & Notes	$ -	$ 4,023,098	$ -	$ 4,023,098
Cerificates of Deposit	-	5,756,348	-	5,756,348
Exchange Traded Funds	25,056,728	-	-	25,056,728
Money Market Funds	2,368,575	-	-	2,368,575
Total Investment	$ 27,425,303	$ 9,779,446	$ -	$ 37,204,749
Derivative
Futures Contract	$ 695,654	$ -	$ -	$ 695,654
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the
Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Consolidation of Subsidiaries – The consolidated financial statements of the Fund include the accounts of GBSF Ltd., a wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of its total assets in GBSF Ltd., which acts as an investment vehicle in order to affect certain investments consistent with the Fund’s investment objectives and policies. The subsidiary commenced operations on July 9, 2013 and is an exempted Cayman Islands company with limited liability.

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

A summary of the Fund's investments in the CFC is as follows:

	Inception Date	GBSF Ltd. Net Assets at September 30, 2015	% of Net Assets at September 30, 2015
GBSF Ltd.	5/6/2013	$ 2,591,043	6.52%

Futures Contracts – The Fund is subject to commodity risk in the normal course of pursuing its investment objective. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Deposits with Brokers for Futures Contracts at September 30, 2015 represent partially restricted deposits of $1,072,161 to meet margin and other broker regulatory requirements, and excess funds not required for margin.

Commodity Risk - The Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.  Commodity interest contracts are typically traded on margin.  This means that a small amount of capital can be used to invest in contracts of much greater total value.  The resulting leverage means that a relatively small change in the market price of a contract can produce a substantial loss.  Like other leveraged investments, any purchase or sale of a contract may result in losses in excess of the amount invested in that contract.  The Subsidiary may lose more than its initial margin deposits on a trade but the Fund will hold an allocation to cash that is equal to the amount of any leverage created by the use of minimum margin in the Subsidiary.  As such, while the Subsidiary may lose more than its initial margin deposit, cash or cash equivalents will be available to move into the Subsidiary to support the trade.

The notional value of the derivative instruments outstanding as of September 30, 2015 as disclosed in the Consolidated Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisor Preferred Trust

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 11/25/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 11/25/15

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer/Principal Financial Officer

Date 11/25/15